UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Gerhard Lohmann  Zurich, Switzerland    May 14, 2013




Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $1,164,848
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
ISHARES-EMG MKT           COM		  464287234  000085112 001990000 SH	    SOLE     		  001990000	  0	  0
ISHARES MSCI EAFE         COM		  464287465  000085403 001448000 SH	    SOLE     		  001448000	  0	  0
SPDR S&P 500 ETF TR       COM		  78462F103  000170770 001090000 SH	    SOLE     		  001090000	  0	  0
SPDR S&P 500 ETF TR       COM		  78462F103  000111549 000712000 SH	    SOLE     		  000712000	  0	  0
ISHARES MSCI UNITED       COM    	  464286699  000002741 000150000 SH	    SOLE		  000150000	  0	  0
ISHARES MSCI JAPAN        COM    	  464286848  000002700 000250000 SH	    SOLE		  000250000	  0	  0
ISHARES-EMG MKT           COM    	  464287234  000113554 002655000 SH	    SOLE		  002655000	  0	  0
ISHARES MSCI EAFE         COM    	  464287465  000104984 001780000 SH	    SOLE  		  001780000	  0	  0
SPDR S&P 500 ETF          COM    	  78462F103  000189727 001211000 SH	    SOLE  		  001211000	  0	  0
SPDR DJIA TRUST           COM    	  78467X109  000004360 000030000 SH	    SOLE  		  000030000	  0	  0
VANGUARD US               COM   	  922908769  000009715 000120000 SH	    SOLE 		  000120000	  0	  0
ISHARES IBOXX $ INVE      COM    	  464287242  000200233 001670000 SH	    SOLE  		  001670000	  0	  0
ISHARES MSCI EAFE         COM		  464287465  000038103 000646038 SH	    Defined    		  000646038	  0	  0
EVERBANK FINL CORP        COM    	  29977G102  000006207 000486725 SH	    Defined  		  000486725	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000039690 003000000 SH	    Defined  		  003000000	  0	  0